Schedule of third party and related party expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Total	€ 1,640,579	€ 3,199,234
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	338,265	2,067,504
Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	837,098	717,905
Compensation [Member]
Related Party Transaction [Line Items]
Total	377,928	401,380
Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total	65,938	10,445
Other [Member]
Related Party Transaction [Line Items]
Total	21,350	2,000
Third Parties [Member]
Related Party Transaction [Line Items]
Total	1,384,818	1,478,228
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	298,265	525,978
Third Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	837,098	717,905
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	162,167	221,900
Third Parties [Member] | Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total	65,938	10,445
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	21,350	2,000
Related Parties [Member]
Related Party Transaction [Line Items]
Total	255,761	1,721,006
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	40,000	1,541,526
Related Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	215,761	179,480
Related Parties [Member] | Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total